LEASES - Information related to operating lease activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2023
Operating lease rental expense
Amortization of right-of-use assets	$ 80,997	$ 70,021
Expense for short-term leases within 12 months	28,427	27,275
Interest of lease liabilities	3,848	5,012
Total operating lease rental expense	$ 113,272	$ 102,308